Investments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	$ 178,548
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	2,479,316
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	3,868,653
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	4,811,166
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	2,845,197
Available for Sale at Fair value - Amortized cost	14,182,880	13,345,022
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	181,033
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	2,559,352
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	4,195,878
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	6,393,243
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	2,871,444
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597